INVESTMENT IN EQUITY METHOD INVESTEES (Schedule of Financial Information of Equity Method Investees) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance sheets
Current assets	$ 24,187	$ 13,714
Non-current assets	44,439	31,909
Current liabilities	1,200	583
Non-current liabilities
Results of operations
Revenues	9,144	5,446	4,904
Gross profit	5,478	3,056	2,700
(Loss) income from operations	653	(933)	(555)
Net (loss) income	$ 1,093	$ (787)	$ (9)